Summary of Significant Accounting Policies (Schedule of Level 3 Fair Value Liabilities) (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance		$ 20,848
Fair Value Measurements of Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	20,848	37,334
Transfers in / (out) of Level 3	0	0
Adjustments resulting from a change in fair value of derivative liabilities	(20,848)	(16,486)
Balance	$ 0	$ 20,848